Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Profit (loss) before tax	$ 933,710	$ 1,103,107	$ 427,711
Non-current financial assets available-for-sale			21,600
Total contract liabilities	$ 82,700	$ 62,700	$ 56,700
Tenaris [member] | Government customers [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	21.00%	15.00%	17.00%
LUXEMBOURG
Statement Line Items [Line Items]
Percentage of entity's revenue	0.00%
UNITED STATES
Statement Line Items [Line Items]
Percentage of entity's revenue	31.00%
Argentina [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	12.00%
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Profit (loss) before tax	$ 36,000	$ 52,000	$ 53,000